Average Annual Total Returns			1 Months Ended	12 Months Ended		23 Months Ended	24 Months Ended			26 Months Ended		32 Months Ended	60 Months Ended		61 Months Ended	78 Months Ended	105 Months Ended	112 Months Ended	120 Months Ended		122 Months Ended
		Jul. 29, 2026	Dec. 31, 2025	Dec. 31, 2025		Dec. 31, 2025	Dec. 31, 2025	Dec. 31, 2025	Dec. 31, 2025	Dec. 31, 2025	Dec. 31, 2025	Dec. 31, 2025	Dec. 31, 2025		Dec. 31, 2025	Dec. 31, 2025	Dec. 31, 2025	Dec. 31, 2025	Dec. 31, 2025		Dec. 31, 2025
Bloomberg US Aggregate Bond Index (reflects no deductions for fees, expenses or taxes)
Prospectus [Line Items]
Average Annual Return, Label [Optional Text]	[1],[2],[3],[4],[5],[6],[7],[8],[9],[10],[11],[12]	Bloomberg US Aggregate Bond Index (reflects no deductions for fees, expenses or taxes)
Average Annual Return, Percent				7.30%	[1],[2],[3],[4],[6],[7],[8],[9],[10],[11],[12]								(0.36%)	[1],[2],[3],[4],[6],[7],[8],[9],[10],[11],[12]	(0.31%) [1]	1.21% [3]			2.01%	[2],[4],[6],[7],[8],[9],[10],[11],[12]
Morningstar LSTA US Leveraged Loan Index (reflects no deductions for fees, expenses or taxes)
Prospectus [Line Items]
Average Annual Return, Label [Optional Text]	[2]	Morningstar LSTA US Leveraged Loan Index (reflects no deductions for fees, expenses or taxes)1
Average Annual Return, Percent	[2]			5.90%									6.42%						5.83%
Bloomberg US High-Yield 2% Issuer Capped Bond Index (reflects no deductions for fees, expenses or taxes)
Prospectus [Line Items]
Average Annual Return, Label [Optional Text]	[7]	Bloomberg US High-Yield 2% Issuer Capped Bond Index (reflects no deductions for fees, expenses or taxes)1
Average Annual Return, Percent	[7]			8.62%									4.50%						6.52%
Bloomberg US 1-3 Year Government/Credit Bond Index (reflects no deductions for fees, expenses or taxes)
Prospectus [Line Items]
Average Annual Return, Label [Optional Text]	[6]	Bloomberg US 1-3 Year Government/Credit Bond Index (reflects no deductions for fees, expenses or taxes)1
Average Annual Return, Percent	[6]			5.35%									1.97%						2.09%
Bloomberg Short Treasury Total Return Index (reflects no deductions for fees, expenses or taxes)
Prospectus [Line Items]
Average Annual Return, Label [Optional Text]	[3]	Bloomberg Short Treasury Total Return Index (reflects no deductions for fees, expenses or taxes) (based on Class I inception date of June 28, 2019)1
Average Annual Return, Percent	[3]			4.31%									3.11%			2.70%
S&P 500® Index (reflects no deductions for fees, expenses, or taxes)
Prospectus [Line Items]
Average Annual Return, Label [Optional Text]	[8],[9],[10],[11],[12],[13],[14],[15]	S&P 500® Index (reflects no deductions for fees, expenses or taxes)
Average Annual Return, Percent				17.88%	[8],[9],[10],[11],[12],[13],[14],[15]								14.42%	[8],[9],[10],[11],[12],[13],[14],[15]			14.83% [13]	15.03% [14]	14.82%	[8],[9],[10],[11],[12],[15]
Russell 1000® Growth Index (reflects no deductions for fees, expenses or taxes)
Prospectus [Line Items]
Average Annual Return, Label [Optional Text]	[15]	Russell 1000® Growth Index (reflects no deductions for fees, expenses or taxes)1
Average Annual Return, Percent	[15]			18.56%									15.32%						18.13%
MSCI All Country World ("ACWI") ex USA Index (net) (reflects no deductions for fees, expenses or taxes)
Prospectus [Line Items]
Average Annual Return, Label [Optional Text]	[16]	MSCI All Country World (“ACWI”) ex USA Index (net) (reflects no deductions for fees, expenses or taxes) (based on March 31, 2014, inception date of the Predecessor Fund)1
Average Annual Return, Percent	[16]			32.39%									7.91%						8.41%
MSCI Europe, Australia and Far East (EAFE) Index (net) (reflects no deductions for fees, expenses or taxes)
Prospectus [Line Items]
Average Annual Return, Label [Optional Text]	[16]	MSCI Europe, Australia and Far East (“EAFE”) Index (net) (reflects no deductions for fees, expenses or taxes) (based on March 31, 2014, inception date of the Predecessor Fund)1
Average Annual Return, Percent	[16]			31.22%									8.92%						8.18%
Russell 3000® Index (reflects no deductions for fees, expenses or taxes)
Prospectus [Line Items]
Average Annual Return, Label [Optional Text]	[17],[18]	Russell 3000® Index (reflects no deductions for fees, expenses or taxes)
Average Annual Return, Percent				17.15%	[17],[18]								13.15%	[17],[18]					14.29%	[18]	14.29% [17]
Russell 2000® Index (reflects no deductions for fees, expenses or taxes)
Prospectus [Line Items]
Average Annual Return, Label [Optional Text]	[17]	Russell 2000® Index (reflects no deductions for fees, expenses or taxes) (based on October 30, 2015 inception date of the Predecessor Fund)1
Average Annual Return, Percent	[17]			12.81%									6.09%								9.62%
Russell 2500 Index (reflects no deductions for fees, expenses or taxes)
Prospectus [Line Items]
Average Annual Return, Label [Optional Text]	[18]	Russell 2500® Index (reflects no deductions for fees, expenses or taxes) (based on December 31, 2014 inception date of the Predecessor Fund)1
Average Annual Return, Percent	[18]			11.91%									7.26%						10.40%
Russell 1000® Value Index (reflects no deductions for fees, expenses or taxes)
Prospectus [Line Items]
Average Annual Return, Label [Optional Text]	[14]	Russell 1000® Value Index (reflects no deductions for fees, expenses or taxes) (based on August 31, 2016, inception date of the Predecessor Fund)1
Average Annual Return, Percent	[14]			15.91%									11.33%					10.17%
MSCI All Country World ("ACWI") Index (net) (reflects no deductions for fees, expenses or taxes)
Prospectus [Line Items]
Average Annual Return, Label [Optional Text]	[19]	MSCI All Country World (“ACWI”) Index (net) (reflects no deductions for fees, expenses or taxes)1
Average Annual Return, Percent	[19]			22.34%									11.19%						11.72%
MSCI World Index (net) (reflects no deductions for fees, expenses or taxes)
Prospectus [Line Items]
Average Annual Return, Label [Optional Text]	[19]	MSCI World Index (net) (reflects no deductions for fees, expenses or taxes)1
Average Annual Return, Percent	[19]			21.09%									12.15%						12.17%
Aristotle Multi-Asset Balanced Composite Benchmark (reflects no deductions for fees, expenses or taxes) 1,2
Prospectus [Line Items]
Average Annual Return, Label [Optional Text]	[8],[20]	Aristotle Multi-Asset Balanced Composite Benchmark (reflects no deductions for fees, expenses or taxes) 1,2
Average Annual Return, Percent	[8],[20]			15.51%									7.77%						8.83%
Aristotle Multi-Asset Balanced Income Composite Benchmark (reflects no deductions for fees, expenses or taxes)
Prospectus [Line Items]
Average Annual Return, Label [Optional Text]	[9],[21]	Aristotle Multi-Asset Balanced Income Composite Benchmark (reflects no deductions for fees, expenses or taxes) 1,2
Average Annual Return, Percent	[9],[21]			12.63%									5.19%						6.60%
Aristotle Multi-Asset Capital Opportunities Composite Benchmark (reflects no deductions for fees, expenses or taxes)
Prospectus [Line Items]
Average Annual Return, Label [Optional Text]	[10],[22]	Aristotle Multi-Asset Capital Opportunities Composite Benchmark (reflects no deductions for fees, expenses or taxes) 1, 2
Average Annual Return, Percent	[10],[22]			20.80%									12.32%						12.52%
Aristotle Multi-Asset Growth and Income Composite Benchmark (reflects no deductions for fees, expenses or taxes)
Prospectus [Line Items]
Average Annual Return, Label [Optional Text]	[11],[23]	Aristotle Multi-Asset Growth and Income Composite Benchmark (reflects no deductions for fees, expenses or taxes) 1, 2
Average Annual Return, Percent	[11],[23]			17.93%									10.01%						10.72%
Aristotle Multi-Asset Income Composite Benchmark (reflects no deductions for fees, expenses or taxes)
Prospectus [Line Items]
Average Annual Return, Label [Optional Text]	[12],[24]	Aristotle Multi-Asset Income Composite Benchmark (reflects no deductions for fees, expenses or taxes) 1, 2
Average Annual Return, Percent	[12],[24]			10.03%									2.87%						4.59%
Aristotle Core Bond Fund Class I
Prospectus [Line Items]
Average Annual Return, Label [Optional Text]		Class I (incepted December 14, 2020) (before taxes)
Average Annual Return, Percent				7.45%									0.15%		0.24%
Performance Inception Date		Dec. 14, 2020
Aristotle Core Bond Fund Class I | After Taxes on Distributions
Prospectus [Line Items]
Average Annual Return, Label [Optional Text]		Class I (after taxes on distributions)
Average Annual Return, Percent				5.68%									(0.95%)		(0.86%)
Aristotle Core Bond Fund Class I | After Taxes on Distributions and Sales
Prospectus [Line Items]
Average Annual Return, Label [Optional Text]		Class I (after taxes on distributions and sale of Fund shares)
Average Annual Return, Percent				4.38%									(0.37%)		(0.30%)
Aristotle Core Bond Fund Class I-2
Prospectus [Line Items]
Average Annual Return, Label [Optional Text]		Class I-2 (incepted December 14, 2020) (before taxes)
Average Annual Return, Percent				7.08%									0.08%		0.17%
Performance Inception Date		Dec. 14, 2020
Aristotle Core Bond Fund Class H
Prospectus [Line Items]
Average Annual Return, Label [Optional Text]		Class H (incepted December 5, 2025) (before taxes)
Average Annual Return, Percent			0.24%	7.44%									0.15%
Performance Inception Date		Dec. 05, 2025
Aristotle Core Income Fund Class I
Prospectus [Line Items]
Average Annual Return, Label [Optional Text]		Class I (incepted December 31, 2010) (before taxes)
Average Annual Return, Percent				7.38%									0.95%						3.28%
Performance Inception Date		Dec. 31, 2010
Aristotle Core Income Fund Class I | After Taxes on Distributions
Prospectus [Line Items]
Average Annual Return, Label [Optional Text]		Class I (after taxes on distributions)
Average Annual Return, Percent				5.28%									(0.75%)						1.75%
Aristotle Core Income Fund Class I | After Taxes on Distributions and Sales
Prospectus [Line Items]
Average Annual Return, Label [Optional Text]		Class I (after taxes on distributions and sale of Fund shares)
Average Annual Return, Percent				4.33%									0.01%						1.87%
Aristotle Core Income Fund Class A
Prospectus [Line Items]
Average Annual Return, Label [Optional Text]		Class A (incepted December 31, 2010) (before taxes)
Average Annual Return, Percent				2.44%									(0.25%)						2.52%
Performance Inception Date		Dec. 31, 2010
Aristotle Core Income Fund Class C
Prospectus [Line Items]
Average Annual Return, Label [Optional Text]		Class C (incepted June 30, 2011) (before taxes)
Average Annual Return, Percent				5.04%									(0.15%)						2.19%
Performance Inception Date		Jun. 30, 2011
Aristotle Core Income Fund Class H
Prospectus [Line Items]
Average Annual Return, Label [Optional Text]		Class H (incepted December 5, 2025) (before taxes)
Average Annual Return, Percent			3.27%	7.36%									0.94%
Performance Inception Date		Dec. 05, 2025
Aristotle Core Income Fund Class I-2
Prospectus [Line Items]
Average Annual Return, Label [Optional Text]		Class I-2 (incepted June 29, 2012) (before taxes)
Average Annual Return, Percent				7.25%									0.92%						3.27%
Performance Inception Date		Jun. 29, 2012
Aristotle Floating Rate Income Fund Class I
Prospectus [Line Items]
Average Annual Return, Label [Optional Text]		Class I (incepted June 30, 2011) (before taxes)
Average Annual Return, Percent				6.64%									6.42%						5.53%
Performance Inception Date		Jun. 30, 2011
Aristotle Floating Rate Income Fund Class I | After Taxes on Distributions
Prospectus [Line Items]
Average Annual Return, Label [Optional Text]		Class I (after taxes on distributions)
Average Annual Return, Percent				3.57%									3.51%						3.09%
Aristotle Floating Rate Income Fund Class I | After Taxes on Distributions and Sales
Prospectus [Line Items]
Average Annual Return, Label [Optional Text]		Class I (after taxes on distributions and sale of Fund shares)
Average Annual Return, Percent				3.87%									3.63%						3.16%
Aristotle Floating Rate Income Fund Class A
Prospectus [Line Items]
Average Annual Return, Label [Optional Text]		Class A (incepted December 30, 2011) (before taxes)
Average Annual Return, Percent				3.14%									5.46%						4.89%
Performance Inception Date		Dec. 30, 2011
Aristotle Floating Rate Income Fund Class C
Prospectus [Line Items]
Average Annual Return, Label [Optional Text]		Class C (incepted December 30, 2011) (before taxes)
Average Annual Return, Percent				4.51%									5.34%						4.46%
Performance Inception Date		Dec. 30, 2011
Aristotle Floating Rate Income Fund Class I-2
Prospectus [Line Items]
Average Annual Return, Label [Optional Text]		Class I-2 (incepted June 29, 2012) (before taxes)
Average Annual Return, Percent				6.45%									6.38%						5.47%
Performance Inception Date		Jun. 29, 2012
Aristotle High Yield Bond Fund Class I
Prospectus [Line Items]
Average Annual Return, Label [Optional Text]		Class I (incepted December 19, 2011) (before taxes)
Average Annual Return, Percent				7.31%									4.21%						6.04%
Performance Inception Date		Dec. 19, 2011
Aristotle High Yield Bond Fund Class I | After Taxes on Distributions
Prospectus [Line Items]
Average Annual Return, Label [Optional Text]		Class I (after taxes on distributions)
Average Annual Return, Percent				4.41%									1.64%						3.50%
Aristotle High Yield Bond Fund Class I | After Taxes on Distributions and Sales
Prospectus [Line Items]
Average Annual Return, Label [Optional Text]		Class I (after taxes on distributions and sale of Fund shares)
Average Annual Return, Percent				4.27%									2.07%						3.53%
Aristotle High Yield Bond Fund Class A
Prospectus [Line Items]
Average Annual Return, Label [Optional Text]		Class A (incepted June 29, 2012) (before taxes)
Average Annual Return, Percent				2.20%									2.99%						5.29%
Performance Inception Date		Jun. 29, 2012
Aristotle High Yield Bond Fund Class C
Prospectus [Line Items]
Average Annual Return, Label [Optional Text]		Class C (incepted June 29, 2012) (before taxes)
Average Annual Return, Percent				5.08%									3.15%						4.98%
Performance Inception Date		Jun. 29, 2012
Aristotle High Yield Bond Fund Class I-2
Prospectus [Line Items]
Average Annual Return, Label [Optional Text]		Class I-2 (incepted June 29, 2012) (before taxes)
Average Annual Return, Percent				7.19%									4.19%						6.03%
Performance Inception Date		Jun. 29, 2012
Aristotle Short Duration Income Fund Class I
Prospectus [Line Items]
Average Annual Return, Label [Optional Text]		Class I (incepted December 19, 2011) (before taxes)
Average Annual Return, Percent				5.93%									3.01%						3.11%
Performance Inception Date		Dec. 19, 2011
Aristotle Short Duration Income Fund Class I | After Taxes on Distributions
Prospectus [Line Items]
Average Annual Return, Label [Optional Text]		Class I (after taxes on distributions)
Average Annual Return, Percent				3.97%									1.52%						1.87%
Aristotle Short Duration Income Fund Class I | After Taxes on Distributions and Sales
Prospectus [Line Items]
Average Annual Return, Label [Optional Text]		Class I (after taxes on distributions and sale of Fund shares)
Average Annual Return, Percent				3.48%									1.66%						1.85%
Aristotle Short Duration Income Fund Class A
Prospectus [Line Items]
Average Annual Return, Label [Optional Text]		Class A (incepted June 29, 2012) (before taxes)
Average Annual Return, Percent				2.31%									2.06%						2.48%
Performance Inception Date		Jun. 29, 2012
Aristotle Short Duration Income Fund Class C
Prospectus [Line Items]
Average Annual Return, Label [Optional Text]		Class C (incepted June 29, 2012) (before taxes)
Average Annual Return, Percent				3.75%									1.94%						2.05%
Performance Inception Date		Jun. 29, 2012
Aristotle Short Duration Income Fund Class I-2
Prospectus [Line Items]
Average Annual Return, Label [Optional Text]		Class I-2 (incepted June 29, 2012) (before taxes)
Average Annual Return, Percent				5.81%									2.94%						3.06%
Performance Inception Date		Jun. 29, 2012
Aristotle Short Duration Income Fund Class H
Prospectus [Line Items]
Average Annual Return, Label [Optional Text]		Class H (incepted December 5, 2025) (before taxes)
Average Annual Return, Percent			3.10%	5.94%									3.00%
Performance Inception Date		Dec. 05, 2025
Aristotle Strategic Income Fund Class I
Prospectus [Line Items]
Average Annual Return, Label [Optional Text]		Class I (incepted December 19, 2011) (before taxes)
Average Annual Return, Percent				7.40%									3.46%						5.53%
Performance Inception Date		Dec. 19, 2011
Aristotle Strategic Income Fund Class I | After Taxes on Distributions
Prospectus [Line Items]
Average Annual Return, Label [Optional Text]		Class I (after taxes on distributions)
Average Annual Return, Percent				4.93%									1.37%						3.54%
Aristotle Strategic Income Fund Class I | After Taxes on Distributions and Sales
Prospectus [Line Items]
Average Annual Return, Label [Optional Text]		Class I (after taxes on distributions and sale of Fund shares)
Average Annual Return, Percent				4.33%									1.73%						3.41%
Aristotle Strategic Income Fund Class A
Prospectus [Line Items]
Average Annual Return, Label [Optional Text]		Class A (incepted June 29, 2012) (before taxes)
Average Annual Return, Percent				2.47%									2.25%						4.75%
Performance Inception Date		Jun. 29, 2012
Aristotle Strategic Income Fund Class C
Prospectus [Line Items]
Average Annual Return, Label [Optional Text]		Class C (incepted June 29, 2012) (before taxes)
Average Annual Return, Percent				5.18%									2.35%						4.43%
Performance Inception Date		Jun. 29, 2012
Aristotle Strategic Income Fund Class I-2
Prospectus [Line Items]
Average Annual Return, Label [Optional Text]		Class I-2 (incepted June 29, 2012) (before taxes)
Average Annual Return, Percent				7.23%									3.37%						5.45%
Performance Inception Date		Jun. 29, 2012
Aristotle Strategic Income Fund Class H
Prospectus [Line Items]
Average Annual Return, Label [Optional Text]		Class H (incepted December 5, 2025) (before taxes)
Average Annual Return, Percent			5.52%	7.41%									3.46%
Performance Inception Date		Dec. 05, 2025
Aristotle Ultra Short Income Fund Class I
Prospectus [Line Items]
Average Annual Return, Label [Optional Text]		Class I (incepted June 28, 2019) (before taxes)
Average Annual Return, Percent				5.32%									3.57%			3.31%
Performance Inception Date		Jun. 28, 2019
Aristotle Ultra Short Income Fund Class I | After Taxes on Distributions
Prospectus [Line Items]
Average Annual Return, Label [Optional Text]		Class I (after taxes on distributions)
Average Annual Return, Percent				3.21%									2.03%			1.95%
Aristotle Ultra Short Income Fund Class I | After Taxes on Distributions and Sales
Prospectus [Line Items]
Average Annual Return, Label [Optional Text]		Class I (after taxes on distributions and sale of Fund shares)
Average Annual Return, Percent				3.13%									2.07%			1.95%
Aristotle Ultra Short Income Fund Class I-2
Prospectus [Line Items]
Average Annual Return, Label [Optional Text]		Class I-2 (incepted June 28, 2019) (before taxes)
Average Annual Return, Percent				5.28%									3.57%			3.31%
Performance Inception Date		Jun. 28, 2019
Aristotle Ultra Short Income Fund Class A
Prospectus [Line Items]
Average Annual Return, Label [Optional Text]		Class A (incepted April 17, 2023) (before taxes)
Average Annual Return, Percent				5.14%								3.06%	3.33%
Performance Inception Date		Apr. 17, 2023
Aristotle Ultra Short Income Fund Class H
Prospectus [Line Items]
Average Annual Return, Label [Optional Text]		Class H (incepted December 5, 2025) (before taxes)
Average Annual Return, Percent			3.31%	5.28%									3.57%
Performance Inception Date		Dec. 05, 2025
Aristotle Core Equity Fund Class I-2
Prospectus [Line Items]
Average Annual Return, Label [Optional Text]		Class I-2 (incepted March 31, 2017) (before taxes)
Average Annual Return, Percent				18.42%									12.28%				14.53%
Performance Inception Date		Mar. 31, 2017
Aristotle Core Equity Fund Class I-2 | After Taxes on Distributions
Prospectus [Line Items]
Average Annual Return, Label [Optional Text]		Class I-2 (after taxes on distributions)
Average Annual Return, Percent				17.26%									11.78%				14.15%
Aristotle Core Equity Fund Class I-2 | After Taxes on Distributions and Sales
Prospectus [Line Items]
Average Annual Return, Label [Optional Text]		Class I-2 (after taxes on distributions and Sales of Fund shares)
Average Annual Return, Percent				11.74%									9.76%				12.11%
Aristotle Core Equity Fund Class A
Prospectus [Line Items]
Average Annual Return, Label [Optional Text]		Class A (incepted October 25, 2023) (before taxes)
Average Annual Return, Percent				13.12%							13.47%		10.66%
Performance Inception Date		Oct. 25, 2023
Aristotle Core Equity Fund Class I
Prospectus [Line Items]
Average Annual Return, Label [Optional Text]		Class I (incepted October 20, 2023) (before taxes)
Average Annual Return, Percent				18.45%						14.54%			12.29%
Performance Inception Date		Oct. 20, 2023
Aristotle Growth Equity Fund Class I
Prospectus [Line Items]
Average Annual Return, Label [Optional Text]		Class I (incepted July 1, 2010) (before taxes)
Average Annual Return, Percent				18.27%									11.39%						15.77%
Performance Inception Date		Jul. 01, 2010
Aristotle Growth Equity Fund Class I | After Taxes on Distributions
Prospectus [Line Items]
Average Annual Return, Label [Optional Text]		Class I (after taxes on distributions)
Average Annual Return, Percent				12.86%									5.79%						11.67%
Aristotle Growth Equity Fund Class I | After Taxes on Distributions and Sales
Prospectus [Line Items]
Average Annual Return, Label [Optional Text]		Class I (after taxes on distributions and sale of Fund shares)
Average Annual Return, Percent				14.76%									7.63%						12.10%
Aristotle Growth Equity Fund Class A
Prospectus [Line Items]
Average Annual Return, Label [Optional Text]		Class A (incepted November 29, 2023) (before taxes)
Average Annual Return, Percent				13.34%									10.23%						15.02%
Performance Inception Date		Nov. 29, 2023
Aristotle Growth Equity Fund Class I-2
Prospectus [Line Items]
Average Annual Return, Label [Optional Text]		Class I-2 (incepted January 16, 2024) (before taxes)
Average Annual Return, Percent				18.34%				15.77%					11.41%
Performance Inception Date		Jan. 16, 2024
Aristotle International Equity Fund Class I-2
Prospectus [Line Items]
Average Annual Return, Label [Optional Text]		Class I-2 (incepted March 31, 2014) (before taxes)
Average Annual Return, Percent				22.48%									6.82%						7.60%
Performance Inception Date		Mar. 31, 2014
Aristotle International Equity Fund Class I-2 | After Taxes on Distributions
Prospectus [Line Items]
Average Annual Return, Label [Optional Text]		Class I-2 (after taxes on distributions)
Average Annual Return, Percent				21.62%									6.36%						7.20%
Aristotle International Equity Fund Class I-2 | After Taxes on Distributions and Sales
Prospectus [Line Items]
Average Annual Return, Label [Optional Text]		Class I-2 (after taxes on distributions and Sales of Fund shares)
Average Annual Return, Percent				13.92%									5.29%						6.09%
Aristotle International Equity Fund Class A
Prospectus [Line Items]
Average Annual Return, Label [Optional Text]		Class A (incepted December 28, 2023) (before taxes)
Average Annual Return, Percent				16.97%									5.64%						6.86%
Performance Inception Date		Dec. 28, 2023
Aristotle International Equity Fund Class I
Prospectus [Line Items]
Average Annual Return, Label [Optional Text]		Class I (incepted October 20, 2023) (before taxes)
Average Annual Return, Percent				22.48%									6.82%						7.59%
Performance Inception Date		Oct. 20, 2023
Aristotle Small Cap Equity Fund Class I-2
Prospectus [Line Items]
Average Annual Return, Label [Optional Text]		Class I-2 (incepted October 30, 2015)(before taxes)
Average Annual Return, Percent				0.45%									4.51%								7.41%
Performance Inception Date		Oct. 30, 2015
Aristotle Small Cap Equity Fund Class I-2 | After Taxes on Distributions
Prospectus [Line Items]
Average Annual Return, Label [Optional Text]		Class I-2 (after taxes on distributions)
Average Annual Return, Percent				(1.02%)									3.70%								6.63%
Aristotle Small Cap Equity Fund Class I-2 | After Taxes on Distributions and Sales
Prospectus [Line Items]
Average Annual Return, Label [Optional Text]		Class I-2 (after taxes on distributions and sale of Fund shares)
Average Annual Return, Percent				1.33%									3.47%								5.88%
Aristotle Small Cap Equity Fund Class A
Prospectus [Line Items]
Average Annual Return, Label [Optional Text]		Class A (incepted October 20, 2023)(before taxes)
Average Annual Return, Percent				(4.05%)						6.63%			3.30%
Performance Inception Date		Oct. 20, 2023
Aristotle Small Cap Equity Fund Class C
Prospectus [Line Items]
Average Annual Return, Label [Optional Text]		Class C (incepted October 20, 2023)(before taxes)
Average Annual Return, Percent				(1.51%)						6.29%			3.41%
Performance Inception Date		Oct. 20, 2023
Aristotle Small Cap Equity Fund Class R6
Prospectus [Line Items]
Average Annual Return, Label [Optional Text]		Class R6 (incepted October 20, 2023)(before taxes)
Average Annual Return, Percent				0.52%						7.46%			4.57%
Performance Inception Date		Oct. 20, 2023
Aristotle Small Cap Equity Fund Class I
Prospectus [Line Items]
Average Annual Return, Label [Optional Text]		Class I (incepted January 16, 2024) (before taxes)
Average Annual Return, Percent				0.47%				7.41%					4.51%
Performance Inception Date		Jan. 16, 2024
Aristotle Small/Mid Cap Equity Fund Class I-2
Prospectus [Line Items]
Average Annual Return, Label [Optional Text]		Class I-2 (incepted January 8, 2016)(before taxes)
Average Annual Return, Percent				3.23%									4.33%						7.08%
Performance Inception Date		Jan. 08, 2016
Aristotle Small/Mid Cap Equity Fund Class I-2 | After Taxes on Distributions
Prospectus [Line Items]
Average Annual Return, Label [Optional Text]		Class I-2 (after taxes on distributions)
Average Annual Return, Percent				(1.38%)									(0.64%)						4.40%
Aristotle Small/Mid Cap Equity Fund Class I-2 | After Taxes on Distributions and Sales
Prospectus [Line Items]
Average Annual Return, Label [Optional Text]		Class I-2 (after taxes on distributions and sale of Fund shares)
Average Annual Return, Percent				5.21%									2.86%						5.44%
Aristotle Small/Mid Cap Equity Fund Class C
Prospectus [Line Items]
Average Annual Return, Label [Optional Text]		Class C (incepted January 8, 2016)(before taxes)
Average Annual Return, Percent				1.27%									3.28%						6.03%
Performance Inception Date		Jan. 08, 2016
Aristotle Small/Mid Cap Equity Fund Class A
Prospectus [Line Items]
Average Annual Return, Label [Optional Text]		Class A (incepted January 8, 2016)(before taxes)
Average Annual Return, Percent				(1.41%)									3.17%						6.37%
Performance Inception Date		Jan. 08, 2016
Aristotle Small/Mid Cap Equity Fund Class I
Prospectus [Line Items]
Average Annual Return, Label [Optional Text]		Class I (incepted December 31, 2014)(before taxes)
Average Annual Return, Percent				3.29%									4.40%						7.15%
Performance Inception Date		Dec. 31, 2014
Aristotle Value Equity Fund Class I-2
Prospectus [Line Items]
Average Annual Return, Label [Optional Text]		Class I-2 (incepted August 31, 2016) (before taxes)
Average Annual Return, Percent				11.44%									8.75%					11.06%
Performance Inception Date		Aug. 31, 2016
Aristotle Value Equity Fund Class I-2 | After Taxes on Distributions
Prospectus [Line Items]
Average Annual Return, Label [Optional Text]		Class I-2 (after taxes on distributions)
Average Annual Return, Percent				8.66%									7.77%					10.41%
Aristotle Value Equity Fund Class I-2 | After Taxes on Distributions and Sales
Prospectus [Line Items]
Average Annual Return, Label [Optional Text]		Class I-2 (after taxes on distributions and sale of Fund shares)
Average Annual Return, Percent				8.74%									6.86%					9.08%
Aristotle Value Equity Fund Class A
Prospectus [Line Items]
Average Annual Return, Label [Optional Text]		Class A (incepted December 28, 2023) (before taxes)
Average Annual Return, Percent				6.37%			10.26%						7.52%
Performance Inception Date		Dec. 28, 2023
Aristotle Value Equity Fund Class I
Prospectus [Line Items]
Average Annual Return, Label [Optional Text]		Class I (incepted December 26, 2023) (before taxes)
Average Annual Return, Percent				11.48%					11.06%				8.76%
Performance Inception Date		Dec. 26, 2023
Aristotle Value Equity Fund Class R6
Prospectus [Line Items]
Average Annual Return, Label [Optional Text]		Class R6 (incepted January 29, 2024) (before taxes)
Average Annual Return, Percent				11.49%		11.14%							8.83%
Performance Inception Date		Jan. 29, 2024
Aristotle/Saul Global Equity Fund Class I-2
Prospectus [Line Items]
Average Annual Return, Label [Optional Text]		Class I-2 (incepted March 30, 2012) (before taxes)
Average Annual Return, Percent				19.81%									7.73%						9.85%
Performance Inception Date		Mar. 30, 2012
Aristotle/Saul Global Equity Fund Class I-2 | After Taxes on Distributions
Prospectus [Line Items]
Average Annual Return, Label [Optional Text]		Class I-2 (after taxes on distributions)
Average Annual Return, Percent				16.45%									5.01%						7.85%
Aristotle/Saul Global Equity Fund Class I-2 | After Taxes on Distributions and Sales
Prospectus [Line Items]
Average Annual Return, Label [Optional Text]		Class I-2 (after taxes on distributions and Sales of Fund shares)
Average Annual Return, Percent				14.09%									5.84%						7.77%
Aristotle Multi-Asset Balanced Fund Class A
Prospectus [Line Items]
Average Annual Return, Label [Optional Text]		Class A (incepted December 31, 2003) (before taxes)
Average Annual Return, Percent				6.75%									4.31%						6.75%
Performance Inception Date		Dec. 31, 2003
Aristotle Multi-Asset Balanced Fund Class A | After Taxes on Distributions
Prospectus [Line Items]
Average Annual Return, Label [Optional Text]		Class A (after taxes on distributions)
Average Annual Return, Percent				4.36%									2.10%						4.61%
Aristotle Multi-Asset Balanced Fund Class A | After Taxes on Distributions and Sales
Prospectus [Line Items]
Average Annual Return, Label [Optional Text]		Class A (after taxes on distributions and sale of Fund shares)
Average Annual Return, Percent				4.64%									2.77%						4.75%
ArAristotle Multi-Asset Balanced Fund Class C
Prospectus [Line Items]
Average Annual Return, Label [Optional Text]		Class C (incepted December 31, 2003) (before taxes)
Average Annual Return, Percent				11.16%									4.70%						6.56%
Performance Inception Date		Dec. 31, 2003
Aristotle Multi-Asset Balanced Fund Class I-2
Prospectus [Line Items]
Average Annual Return, Label [Optional Text]		Class I-2 (incepted December 31, 2012) (before taxes)
Average Annual Return, Percent				13.23%									5.77%						7.62%
Performance Inception Date		Dec. 31, 2012
Aristotle Multi-Asset Balanced Income Fund Class A
Prospectus [Line Items]
Average Annual Return, Label [Optional Text]		Class A (incepted December 31, 2003) (before taxes)
Average Annual Return, Percent				5.40%									2.56%						5.00%
Performance Inception Date		Dec. 31, 2003
Aristotle Multi-Asset Balanced Income Fund Class A | After Taxes on Distributions
Prospectus [Line Items]
Average Annual Return, Label [Optional Text]		Class A (after taxes on distributions)
Average Annual Return, Percent				4.15%									0.86%						3.25%
Aristotle Multi-Asset Balanced Income Fund Class A | After Taxes on Distributions and Sales
Prospectus [Line Items]
Average Annual Return, Label [Optional Text]		Class A (after taxes on distributions and sale of Fund shares)
Average Annual Return, Percent				3.22%									1.47%						3.38%
Aristotle Multi-Asset Balanced Income Fund Class C
Prospectus [Line Items]
Average Annual Return, Label [Optional Text]		Class C (incepted December 31, 2003) (before taxes)
Average Annual Return, Percent				9.57%									2.94%						4.81%
Performance Inception Date		Dec. 31, 2003
Aristotle Multi-Asset Balanced Income Fund Class I-2
Prospectus [Line Items]
Average Annual Return, Label [Optional Text]		Class I-2 (incepted December 31, 2012) (before taxes)
Average Annual Return, Percent				11.72%									3.97%						5.86%
Performance Inception Date		Dec. 31, 2012
Aristotle Multi-Asset Capital Opportunities Fund Class A
Prospectus [Line Items]
Average Annual Return, Label [Optional Text]		Class A (incepted December 31, 2003) (before taxes)
Average Annual Return, Percent				10.27%									7.03%						9.29%
Performance Inception Date		Dec. 31, 2003
Aristotle Multi-Asset Capital Opportunities Fund Class A | After Taxes on Distributions
Prospectus [Line Items]
Average Annual Return, Label [Optional Text]		Class A (after taxes on distributions)
Average Annual Return, Percent				8.04%									4.42%						6.84%
Aristotle Multi-Asset Capital Opportunities Fund Class A | After Taxes on Distributions and Sales
Prospectus [Line Items]
Average Annual Return, Label [Optional Text]		Class A (after taxes on distributions and sale of Fund shares)
Average Annual Return, Percent				7.10%									4.84%						6.79%
Aristotle Multi-Asset Capital Opportunities Fund Class C
Prospectus [Line Items]
Average Annual Return, Label [Optional Text]		Class C (incepted December 31, 2003) (before taxes)
Average Annual Return, Percent				14.86%									7.45%						9.10%
Performance Inception Date		Dec. 31, 2003
Aristotle Multi-Asset Capital Opportunities Fund Class I-2
Prospectus [Line Items]
Average Annual Return, Label [Optional Text]		Class I-2 (incepted December 31, 2012) (before taxes)
Average Annual Return, Percent				17.02%									8.52%						10.19%
Performance Inception Date		Dec. 31, 2012
Aristotle Multi-Asset Growth and Income Fund Class A
Prospectus [Line Items]
Average Annual Return, Label [Optional Text]		Class A (incepted December 31, 2003) (before taxes)
Average Annual Return, Percent				8.43%									5.73%						8.01%
Performance Inception Date		Dec. 31, 2003
Aristotle Multi-Asset Growth and Income Fund Class A | After Taxes on Distributions
Prospectus [Line Items]
Average Annual Return, Label [Optional Text]		Class A (after taxes on distributions)
Average Annual Return, Percent				5.66%									3.30%						5.68%
Aristotle Multi-Asset Growth and Income Fund Class A | After Taxes on Distributions and Sales
Prospectus [Line Items]
Average Annual Return, Label [Optional Text]		Class A (after taxes on distributions and sale of Fund shares)
Average Annual Return, Percent				6.17%									3.88%						5.77%
Aristotle Multi-Asset Growth and Income Fund Class C
Prospectus [Line Items]
Average Annual Return, Label [Optional Text]		Class C (incepted December 31, 2003) (before taxes)
Average Annual Return, Percent				12.92%									6.13%						7.82%
Performance Inception Date		Dec. 31, 2003
Aristotle Multi-Asset Growth and Income Fund Class I-2
Prospectus [Line Items]
Average Annual Return, Label [Optional Text]		Class I-2 (incepted December 31, 2012) (before taxes)
Average Annual Return, Percent				15.12%									7.20%						8.89%
Performance Inception Date		Dec. 31, 2012
Aristotle Multi-Asset Income Fund Class A
Prospectus [Line Items]
Average Annual Return, Label [Optional Text]		Class A (incepted December 31, 2003) (before taxes)
Average Annual Return, Percent				3.52%									1.19%						3.67%
Performance Inception Date		Dec. 31, 2003
Aristotle Multi-Asset Income Fund Class A | After Taxes on Distributions
Prospectus [Line Items]
Average Annual Return, Label [Optional Text]		Class A (after taxes on distributions)
Average Annual Return, Percent				2.02%									(0.28%)						2.22%
Aristotle Multi-Asset Income Fund Class A | After Taxes on Distributions and Sales
Prospectus [Line Items]
Average Annual Return, Label [Optional Text]		Class A (after taxes on distributions and sale of Fund shares)
Average Annual Return, Percent				2.14%									0.41%						2.35%
Aristotle Multi-Asset Income Fund Class C
Prospectus [Line Items]
Average Annual Return, Label [Optional Text]		Class C (incepted December 31, 2003) (before taxes)
Average Annual Return, Percent				7.80%									1.57%						3.48%
Performance Inception Date		Dec. 31, 2003
Aristotle Multi-Asset Income Fund Class I-2
Prospectus [Line Items]
Average Annual Return, Label [Optional Text]		Class I-2 (incepted December 31, 2012) (before taxes)
Average Annual Return, Percent				9.87%									2.62%						4.53%
Performance Inception Date		Dec. 31, 2012

[1]	The broad-based market index and the performance measurement benchmark for the Fund is the Bloomberg US Aggregate Bond Index.
[2]	The broad-based market index for the Fund is the Bloomberg US Aggregate Bond Index. The Fund is also benchmarked to the Morningstar LSTA US Leveraged Loan Index for the purpose of performance measurement.
[3]	The Fund’s broad-based market index is the Bloomberg US Aggregate Bond Index. The Fund is also benchmarked to the Bloomberg Short Treasury Total Return Index for the purpose of performance measurement.
[4]	The broad-based market index and the performance measurement benchmark for the Fund is the Bloomberg US Aggregate Bond Index.
[5]	The broad-based market index and the performance measurement benchmark for the Fund is the Bloomberg US Aggregate Bond Index.
[6]	The broad-based market index for the Fund is the Bloomberg US Aggregate Bond Index. The Fund is also benchmarked to the Bloomberg US 1-3 Year Government/Credit Bond Index for the purpose of performance measurement.
[7]	The broad-based market index for the Fund is the Bloomberg US Aggregate Bond Index. The Fund is also benchmarked to the Bloomberg US High-Yield 2% Issuer Capped Bond Index for the purpose of performance measurement.
[8]	The broad-based market indexes for the Fund are the S&P 500® Index and the Bloomberg US Aggregate Bond Index. The Fund is also benchmarked to a composite benchmark, the Aristotle Multi-Asset Balanced Composite Benchmark, for the purpose of performance measurement.
[9]	The broad-based market indexes for the Fund are the S&P 500® Index and the Bloomberg US Aggregate Bond Index. The Fund is also benchmarked to a composite benchmark, the Aristotle Multi-Asset Balanced Income Composite Benchmark, for the purpose of performance measurement.
[10]	The broad-based market indexes for the Fund are the S&P 500® Index and the Bloomberg US Aggregate Bond Index. The Fund is also benchmarked to a composite benchmark, the Aristotle Multi-Asset Capital Opportunities Composite Benchmark, for the purpose of performance measurement.
[11]	The broad-based market indexes for the Fund are the S&P 500® Index and the Bloomberg US Aggregate Bond Index. The Fund is also benchmarked to a composite benchmark, the Aristotle Multi-Asset Growth and Income Composite Benchmark, for the purpose of performance measurement.
[12]	The broad-based market indexes for the Fund are the S&P 500® Index and the Bloomberg US Aggregate Bond Index. The Fund is also benchmarked to a composite benchmark, the Aristotle Multi-Asset Income Composite Benchmark, for the purpose of performance measurement.
[13]	The broad-based market index and the performance measurement benchmark for the Fund is the S&P 500® Index.
[14]	The broad-based market index for the Fund is the S&P 500® Index. The Fund is also benchmarked to the Russell 1000® Value Index and the S&P 500® Index for the purpose of performance measurement.
[15]	The broad-based market index for the Fund is the S&P 500® Index. The Fund is also benchmarked to the Russell 1000® Growth Index for the purpose of performance measurement.
[16]	The broad-based market index for the Fund is the MSCI ACWI ex USA Index (net). The Fund is also benchmarked to the MSCI EAFE Index (net) for the purpose of performance measurement.
[17]	The broad-based market index for the Fund is the Russell 3000® Index. The Fund is also benchmarked to the Russell 2000® Index for the purpose of performance measurement.
[18]	The broad-based market index for the Fund is the Russell 3000® Index. The Fund is also benchmarked to the Russell 2500® Index for the purpose of performance measurement.
[19]	The broad-based market index for the Fund is the MSCI All Country World (“ACWI”) Index (net). The Fund is also benchmarked to the MSCI World Index (net) for the purpose of performance measurement.
[20]	The Aristotle Portfolio Optimization Moderate Composite Benchmark was renamed the Aristotle Multi-Asset Balanced Composite Benchmark. The Aristotle Multi-Asset Balanced Composite represents the blended performance of 45% S&P 500®, 38% Bloomberg US Aggregate Bond, 15% MSCI EAFE (net), and 2% ICE BofA U.S. 3-Month T-Bill Indices.
[21]	The Aristotle Portfolio Optimization Moderate Conservative Composite Benchmark was renamed the Aristotle Multi-Asset Balanced Income Composite Benchmark. The Aristotle Multi-Asset Balanced Income Composite Benchmark represents the blended performance of 55% Bloomberg US Aggregate Bond, 30% S&P 500®, 10% MSCI EAFE (net), and 5% ICE BofA U.S. 3-Month T-Bill Indices.
[22]	The Aristotle Portfolio Optimization Aggressive Growth Composite Benchmark was renamed the Aristotle Multi-Asset Capital Opportunities Composite Benchmark. The Aristotle Multi-Asset Capital Opportunities Composite Benchmark represents the blended performance of 69% S&P 500®, 26% MSCI EAFE (net), and 5% Bloomberg US Aggregate Bond Indices.
[23]	The Aristotle Portfolio Optimization Growth Composite Benchmark was renamed the Aristotle Multi-Asset Growth and Income Composite Benchmark. The Aristotle Multi-Asset Growth and Income Composite Benchmark represents the blended performance of 58% S&P 500®, 23% Bloomberg US Aggregate Bond and 19% MSCI EAFE (net) Indices
[24]	The Aristotle Portfolio Optimization Conservative Composite Benchmark was renamed the Aristotle Multi-Asset Income Composite Benchmark. The Aristotle Multi-Asset Income Composite Benchmark represents the blended performance of 71% Bloomberg US Aggregate Bond, 17% S&P 500®, 7% ICE BofA U.S. 3-Month T-Bill, and 5% MSCI EAFE (net) Indices